[Letterhead of Sutherland Asbill & Brennan LLP]

MARY JANE WILSON-BILIK

DIRECT LINE: 202.383.0660

Internet: mjwilsonbilik@sablaw.com

September 5, 2008

VIA EDGARLINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Kemper Investors Life Insurance Company

KILICO Variable Annuity Separate Account – 3

Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-148489)

Commissioners:

On behalf of Kemper Investors Life Insurance Company (the “Company”) and KILICO Variable Annuity Separate Account – 3 (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Pre-Effective Amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on August 8, 2008.

If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

Sincerely,

/s/ Mary Jane Wilson-Bilik

Mary Jane Wilson-Bilik

cc:	M. Douglas Close, Esq., General Counsel

Juanita M. Thomas, Esq., Senior Corporate Counsel

Kemper Investors Life Insurance Company